Components of Income Tax Expense Benefit from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal income taxes:
Current	$ 20,627	$ 35,313	$ 30,856
Deferred	85,295	46,616	8,399
Total federal income taxes	105,922	81,929	39,255
State income taxes:
Current	18,153	10,307	3,201
Deferred	930	3,376	478
Total state income taxes	19,083	13,683	3,679
Foreign income taxes:
Current	99	1,262	972
Deferred	(241)	(2,027)	139
Total foreign income taxes	(142)	(765)	1,111
Total taxes on income	$ 124,863	$ 94,847	$ 44,045